RELATED PARTY TRANSACTIONS - Lease balances and transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax
Operating lease, Total	¥ 12,977,296	¥ 5,533,035	¥ 1,446,674
Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Total operating lease cost	6,050	12,133	18,092
Operating lease liabilities, current	0	4,509
Operating lease liabilities, non-current	0	70,940
Yuanjing Mingde | Store leases
RELATED PARTY TRANSACTIONS
Total operating lease assets	0	69,391
Ziroom
RELATED PARTY TRANSACTIONS
Total operating lease cost	0	72	175
Brokerage firms
RELATED PARTY TRANSACTIONS
Total operating lease cost	42	35	0
Operating lease liabilities, current	7	41
Operating lease liabilities, non-current	0	7
Brokerage firms | Administrative office leases
RELATED PARTY TRANSACTIONS
Total operating lease assets	7	48
Related party
RELATED PARTY TRANSACTIONS
Total operating lease cost	6,092	12,240	18,267
Operating lease, Total	3,895	3,046	2,219
Total operating lease assets	7	69,439
Total operating lease liabilities	7	75,497
Suofeiya Shengdu
RELATED PARTY TRANSACTIONS
Operating lease, Total	¥ 3,895	¥ 3,046	¥ 2,219